Goodwill and intangible assets - Intangible assets (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)	Dec. 31, 2015 CNY (¥)
Finite-lived and indefinite-lived intangible assets
Amortization expense of intangible assets	$ 177	¥ 1,146,000
Indefinite-lived intangible assets	592		¥ 2,849,000		¥ 3,835,000
Impairment to the intangible assets		0	0	¥ 0
Annual estimated amortization expense
2016	193				1,250,000
2017	193				1,250,000
2018	193				1,250,000
2019	193				1,250,000
2020	193				1,250,000
Domain name
Finite-lived and indefinite-lived intangible assets
Indefinite-lived intangible assets	461		¥ 2,849,000		2,986,000
Trademark
Finite-lived and indefinite-lived intangible assets
Indefinite-lived intangible assets	131				¥ 849,000
Software platform
Finite-lived and indefinite-lived intangible assets
Intangible asset acquired	$ 1,367	¥ 8,854,000